SCOUT
STOCK FUND


A no-load mutual fund
with primary emphasis
on long-term growth of
both capital and income.


Semiannual Report
December 31, 1996


TO THE SHAREHOLDERS

For the six months ended December 31, 1996, Scout Stock Fund earned a total return (price change and reinvested distributions) of 4.76% in comparison with the unmanaged Standard & Poor's 500 index and the Lipper Growth Fund index which earned 11.68% and 8.82%, respectively for the same period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

During the fourth quarter, the equity markets, as measured by the Dow Jones Industrials and Standard & Poor's 500 index, continued to climb. In the middle of October, the Dow Jones Industrial Average closed over 6000 in a dramatic 800 point rebound from its July low. The Index continued to surge in November and December after the elections until mid-December when Greenspan's warning that equities were overvalued caused the market to lose 4% in the ensuing weeks.

The dramatic gains in the equity markets have been generated by a small number of stocks with large market capitalizations which dominate the most widely known indices. The narrowness of the market's advance is as pronounced as it was in the early 1970s. The influence of these few large capitalization stocks has distorted the view of the market since the summer correction which was far more severe for middle and small capitalization stocks. Many analysts are concerned because they know that a correction in these same stocks can drive the indices down just as quickly and dramatically as they have pushed them up.

Scout Stock Fund uses its diversified and equal weighting approaches to avoid the volatility risks associated with concentration and a narrow base. The portfolio is underweighted in the consumer staple, technology and financial sectors of the market where overvaluation appears to be most severe. Scout Stock Fund is overweighted in utilities which are expected to benefit from the merger activity associated with industry consolidation, and mean-while provide high dividend income.

We believe that the conservative posture maintained by the Fund will be rewarded in 1997 as profit margins narrow and the economy slows. The significant cash reserves in the Fund will allow us to take advantage of any major correction in the market. We appreciate your continued interest in Scout Stock Fund as part of your overall financial plan.

Sincerely,


/s/David B. Anderson
David B. Anderson
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1996 (unaudited)

                                                                Market
        Shares  Company                                         Value

COMMON STOCKS - 75.86%
Basic Materials - 10.44%
        85,000  Brush Wellman, Inc.                             1,391,875
       120,000  Calgon Carbon Corp.                             1,470,000
        25,000  Carpenter Technology Corp.                        915,625
        18,000  Corning Inc.                                      832,500
        60,000  Cyprus Amax Minerals Co.                        1,402,500
        25,000  Eastman Chemical Co.                            1,381,250
        80,000  Engelhard Corp.                                 1,530,000
        10,000  Georgia Pacific Corp.                             720,000
        35,000  International Paper Co.                         1,413,125
        48,000  Nalco Chemical Co.                              1,734,000
        17,000  Rohm & Haas Co.                                 1,387,625
        30,000  Union Camp Corp.                                1,432,500
        35,000  Weyerhaeuser Co                                 1,658,125
        75,000  Worthington Industries, Inc.                    1,359,375
                                                               18,628,500
Capital Goods - 4.57%
        50,000  Browning Ferris Industries, Inc.                1,312,500
	33,000	Cooper Industries, Inc. 			1,390,125
        10,000  Deere & Co.                                       406,250
         2,500  Fluor Corp.                                       156,875
        60,000  Giddings & Lewis, Inc.                            772,500
        15,000  Grainger (W.W.), Inc.                           1,203,750
	40,000	Hillenbrand Industries, Inc. 			1,450,000
        40,000  TRINOVA Corp.                                   1,455,000
                                                                8,147,000
Consumer Cyclical - 13.76%
         9,200   AC Nielson Corp.                                 139,150
	50,000	American Greetings Corp. 			1,418,750
        65,000  Bassett Furniture Industries, Inc.              1,592,500
        40,000  Block (H&R), Inc.                               1,160,000
        40,000  Brown Group, Inc.                                 735,000
        28,000  Cognizant Corp.                                   924,000
        40,000  Dillards Dept. Stores, Inc., Cl A               1,235,000
	40,000	Donnelley (R.R.) & Sons Co. 			1,255,000
        28,000  Dun & Bradstreet                                  665,000
         3,333  Echelon International Corp.                        52,077
        12,000  Gannett Co., Inc.                                 898,500
        25,000  General Motors Corp.                            1,393,750
        25,000  Genuine Parts Co.                               1,112,500
        10,000  Kimberly Clark Corp.                              952,500
        27,195  Limited (The) Inc.                                499,708
	35,000	Mallinckrodt Group, Inc. 			1,544,375
        40,000  Masco Corp.                                     1,440,000
        20,000  May Department Stores Co.                         935,000
        15,000  Media General Inc., Class A                       453,750
	25,000	Mercantile Stores Co., Inc. 			1,234,375
	25,000	Penney (J.C.) & Co., Inc. 			1,218,750
        10,000  Readers Digest Assc. `A'                          402,500
         8,000  Service Corp. International                       224,000
        40,000  Snap-On, Inc.                                   1,425,000
       130,000  Stride Rite Corp.                               1,300,000
         7,500  TJX Companies, Inc.                               355,313
                                                               24,566,499
Consumer Staples - 11.43%
        15,000  Abbott Laboratories                               761,250
        60,000  Alza Corp.                                      1,552,500
        12,000  American Home Products Corp.                      703,500
	92,000	Archer-Daniels-Midland Co. 			2,024,000
        45,000  Bard (C.R.), Inc.                               1,260,000
        20,000  Black & Decker Corp.                              602,500
       115,000  Bob Evans Farms, Inc.                           1,552,500
	17,000	Bristol-Myers Squibb Co. 			1,848,750
        60,000  Darden Restaurants, Inc.                          525,000
         2,500  Eastman Kodak Company                             200,625
        47,000  Heinz H.J. Co.                                  1,680,250
        38,000  International Flavors & Fragrances, Inc.        1,710,000
        90,000  Lance, Inc                                      1,620,000
        20,000  Merck & Co., Inc.                               1,585,000
        60,000  Rubbermaid, Inc.                                1,365,000
        20,000  Toys `R' Us, Inc.                                 600,000
        85,000  Transitional Hospitals Corp.                      818,125
                                                               20,409,000
Energy - 8.94%
        12,000  Amoco Corp.                                       966,000
        10,000  Atlantic Richfield Co.                          1,325,000
        34,000  Baker Hughes, Inc.                              1,173,000
	40,000	Dresser Industries, Inc. 			1,240,000
        15,000  Halliburton Co.                                   903,750
        25,000  Kerr-McGee Corp.                                1,800,000
        10,000  Louisiana Land & Exploration Co.                  536,250
        54,000  Mapco, Inc.                                     1,836,000
	75,000	Mitchell Energy & Development 			1,678,125
        25,000  Phillips Petroleum Co.                          1,106,250
         8,000  Schlumberger, Ltd.                                799,000
         1,500  Texaco, Inc.                                      147,187
        75,000  USX-Marathon Group                              1,790,625
        20,000  WMX Technologies Inc.                             652,500
                                                               15,953,687
Financial - 2.48%
         7,500  AON Corp.                                         465,937
	20,000	First Chicago NBD Corp. 			1,075,000
        28,500  Liberty Corp. S.C.                              1,118,625
        65,000  Unicom Corporation                              1,763,125
                                                                4,422,687
Technology - 9.00%
        50,000  ADT, Ltd.                                       1,143,750
         6,300  AMP, Inc.                                         241,763
        50,000  Apple Computer, Inc.                            1,043,750
       100,000  Brinker International                           1,600,000
	35,000	Digital Equipment Corp. 			1,273,125
        12,500  International Business Machines Corp.           1,887,500
         8,000  Lucent Technologies Inc.                          370,000
        30,000  Motorola, Inc.                                  1,841,250
	65,000	Mylan Laboratories Inc. 			1,088,750
        60,000  Novell, Inc.                                      568,125
        20,000  Perkin-Elmer Corp.                              1,177,500
	75,000	Sensormatic Electronics Corp. 			1,256,250
       100,000  Tandem Computers, Inc.                          1,375,000
        20,000  Telxon Corp.                                      245,000
        15,000  Texas Instruments, Inc.                           956,250
                                                               16,068,013
Transportation & Services - 2.92%
         8,000  CSX Corp.                                         338,000
        30,000  Caliber Systems, Inc.                             577,500
        25,000  Consolidated Freightways Corp.                    221,875
	50,000	Consolidated Freightways Inc. 			1,112,500
         8,000  Norfolk Southern Corp.                            700,000
         8,000  Roadway Express Inc.                              155,000
        35,000  Southwest Airlines Co.                            774,375
        10,000  Union Pacific Corp.                               601,250
        12,500  Union Pacific Resources Group Inc.                365,625
        20,000  US West Media Group                               370,000
                                                                5,216,125
Utilities - 12.32%
        28,000  AT&T Corp.                                      1,218,000
        20,000  Bell Atlantic Corp.                             1,295,000
        35,000  Bell South Corp.                                1,413,125
        50,000  Central & South West Corp.                      1,281,250
        70,000  Comsat Corp.                                    1,723,750
	40,000	Dominion Resources Inc. VA 			1,540,000
        60,000  Entergy Corp.                                   1,665,000
        50,000  Florida Progress Corp.                          1,612,500
         7,500  FPL Group Inc.                                    345,000
        75,000  Niagara Mohawk Power Corp.                        740,625
        40,000  Pacific Telesis Group                           1,470,000
        18,000  Panenergy Corp.                                   810,000
        15,000  SBC Communications Inc.                           776,250
        50,000  Scana Corp.                                     1,337,500
         2,500  Sprint Corp.                                       99,688
        40,000  Texas Utilities Co.                             1,630,000
	40,000	U. S. West Communication Group 			1,290,000
        45,000  Union Electric Co.                              1,732,500
                                                               21,980,188
TOTAL COMMON STOCKS - 75.86%                                  135,391,699
CONVERTIBLE PREFERRED STOCK - 0.35%
        18,000  Unisys Corp. ($3.75 Cm. Cv. A Pfd.)               621,000

        Face                                                    Market
        Amount  Description                                     Value

CONVERTIBLE CORPORATE BONDS - 1.59%
$      300,000  Computervision Corp., Cv. Sub. Deb.,
                8.00%, due December 1, 2009                       250,500
     1,000,000  Masco Corp., Cv. Sub. Deb.,
                5.25%, due February 15, 2012                    1,015,000
       500,000  Telxon Corp., Cv. Sub. Deb.,
                7.50%, due June 1, 2012                           461,250
     1,200,000  WMX Technologies, Inc., Cv. Sub. Notes,
                2.00%, due Janury 24, 2005                      1,119,000
TOTAL CONVERTIBLE CORPORATE BONDS - 1.59% 			2,845,750

SHORT-TERM CORPORATE NOTES - 15.37%
     1,000,000  AIG Funding Corp.,
                5.32%, due January 15, 1997                       997,783
     1,500,000  Air Products & Chemicals Inc.,
                5.45%, due January 14, 1997                     1,496,821
     1,500,000  American Greetings Corp.,
                5.42%, due January 22, 1997                     1,495,032
     1,500,000  American Tel & Telegraph Co.,
                5.20%, due January 10, 1997                     1,497,833
     1,000,000  American Tel & Telegraph Co.,
                5.28%, due January 31, 1997                       995,453
     1,500,000  Bell Atlantic Network Fdg.,
                5.33%, due January 23, 1997                     1,494,892
     1,500,000  Disney Walt Co.,
                5.33%, due January 8, 1997                      1,498,223
     1,000,000  Dover Corp.,
                5.54%, due January 17, 1997                       997,384
     1,500,000  du Pont (E.I.) de Nemours & Co.,
                5.25%, due January 22, 1997                     1,495,187
     1,500,000  Duke Power Co.,
                5.65%, due January 14, 1997                     1,496,704
     1,000,000  Flour Corp.,
                5.39%, due January 21, 1997                       996,856
     1,000,000  Gannett Co. Inc.,
                5.85%, due January 6, 1997                        999,025
     1,000,000  Heinz (H.J.) Co.,
                5.38%, due January 13, 1997                       998,057
     1,500,000  International Business Machines Corp.,
                5.30%, due February 14, 1997                    1,490,063
     1,500,000  Kellogg Co.,
                5.33%, due January 3, 1997                      1,499,334
     1,000,000  Motorola Inc.,
                5.24%, due January 7, 1997                        998,981
     1,000,000  Penny (J.C.) Funding Corp.,
                5.34%, due January 21, 1997                       996,885
     1,500,000  Philip Morris Cos., Inc.,
                5.25%, due January 7, 1997                      1,498,469
     1,500,000  Raytheon Co.,
                5.34%, due January 9, 1997                      1,497,998
     1,500,000  Snap On Tools Corp.,
                5.60%, due January 21, 1997                     1,495,100
     1,500,000  Xerox Corp.,
                5.50%, due January 28, 1997                     1,493,583
TOTAT SHORT-TERM CORPORATE NOTES - 15.37%                      27,429,663

GOVERNMENT SPONSORED ENTERPRISES - 7.22%
     2,000,000  Federal Home Loan Bank Discount Notes,
                5.26%, due January 31, 1997                     1,990,941
     1,000,000  Federal Home Loan Mortgage Corp.
                Discount Notes,
                5.23%, due February 14, 1997                      993,463
     1,500,000  Federal Home Loan Mortgage Corp.
                Discount Notes,
                5.21%, due March 3, 1997                        1,486,541
     1,500,000  Federal National Mortgage Assn.
                Discount Notes,
                5.19%, due January 13, 1997                     1,497,189
       500,000  Federal National Mortgage Assn.
                Discount Notes,
                5.41%, due January 17, 1997                       498,723
     2,000,000  Federal National Mortgage Assn.
                Discount Notes,
                5.20%, due February 27, 1997                    1,983,244
     2,000,000  Federal National Mortgage Assn.
                Discount Notes,
                5.18%, due March 14, 1997                       1,978,992
     1,000,000  Federal National Mortgage Assn.
                Discount Notes,
                5.225%, due April 3, 1997                         986,502
     1,500,000  Federal National Mortgage Assn.
                Discount Notes,
                5.29%, due April 30, 1997                       1,473,550
TOTAL GOVERNMENT SPONSORED ENTERPRISES - 7.22%                 12,889,145

REPURCHASE AGREEMENT - 0.01%
	25,000	Northern Trust Co.,
                6.375%, due January 2, 1997,
                (Collateralized by U.S. Treasury Notes,
                6.50%, due May 15, 1997)                           25,000
TOTAL INVESTMENTS - 100.40%                                 $ 179,202,257

Other assets less liabilities - (0.40%)                         (723,308)
TOTAL NET ASSETS - 100.00%
	(equivalent to $16.97 per share;
        20,000,000 shares of $1.00 par value
	capital shares authorized;
        10,518,046 shares outstanding)                      $ 178,478,949

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 1996 (unaudited)

ASSETS:
 Investment securities, at market value
  (identified cost $156,768,753)                            $ 179,202,257
 Cash                                                           (434,029)
 Dividends receivable                                             308,454
 Interest receivable                                               35,042
   Total assets                                               179,111,724

LIABILITIES AND NET ASSETS:
  Payable for investments purchased                               632,775
    Total liabilities                                             632,775
NET ASSETS                                                  $ 178,478,949

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in surplus of capital) $ 154,704,359 Accumulated undistributed income:
    Undistributed net investment income                           229,293
    Accumulated net realized gain on investment transactions    1,366,295
  Net unrealized appreciation in value of investments          22,179,002
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                 $ 178,478,949
Capital shares, $1.00 par value
  Authorized                                                   20,000,000
  Outstanding                                                  10,518,046
NET ASSET VALUE PER SHARE                                         $ 16.97

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Operations
Six months ended December 31, 1996 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                               $  1,764,139
    Interest                                                   1,266,102
                                                               3,030,241
   Expenses:
     Management fees (Note 3)                                    742,504
     Registration fees and other expenses                         18,848
                                                                 761,352
       Net investment income                                   2,268,889

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding commercial paper and
    repurchase agreements):
    Proceeds from sales of investments                       12,781,030
    Cost of investments sold                                  8,281,392
      Net realized gain from investment transactions          4,499,638
  Unrealized appreciation on investments:
    Beginning of period                                      20,561,725
    End of period                                            22,179,001
      Increase in net unrealized appreciation
        on investments                                        1,617,276
      Net gain on investments                                 6,116,914
      Increase in net assets resulting
        from operations                                   $   8,385,803

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statements of Changes in Net Assets

                                              Six Months Ended
                                              December 31, 1996     Year Ended
                                              (unaudited)        June 30, 1996

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                           $   2,268,889  $   4,403,078
  Net realized gain from investment activities        4,499,639      7,289,373
  Increase (decrease) in net unrealized
    appreciation on investments                       1,617,276      5,197,756
    Net increase in net assets resulting
      from operations                                 8,385,804     16,890,207
Net equalization included in the price of
  shares issued and redeemed                           (10,433)        150,405

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                             (2,286,925)    (4,411,002)
  Net realized gain from investment transactions    (3,038,841)    (9,660,536)
    Total distributions to shareholders             (5,325,766)   (14,071,538)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 890,833 and
   1,956,422 shares sold                             14,584,094     33,531,918
  Net asset value of 231,072 and
    650,791 shares issued for
    reinvestment of distributions                     3,934,985      9,808,239
                                                     18,519,079     43,340,157
  Cost of 844,042 and 721,927 shares redeemed      (13,986,819)   (12,119,138)
    Net increase from capital share transactions      4,532,260     31,221,019
      Total increase in net assets                    7,581,865     34,190,093

NET ASSETS:
  Beginning of period                               170,897,084    136,706,991
  End of period (including undistributed
    net investment income of $229,293 and
    $257,761, respectively)                       $ 178,478,949  $ 170,897,084
*Distributions to shareholders:
  Income dividends per share                            $  .222        $   .47
  Capital gains per share                               $  .295        $  1.04

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Securities traded over-the-counter are valued at the average of the last reported bid and asked prices. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Equalization - The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1996 (excluding commercial paper, repurchase agreements and short-term securities), were as follows:

                                Other than
                                U.S. Government   U.S. Government
                                Securities        Securities
Purchases                       $ 15,888,206      $  0,000,000
Proceeds from sales               12,781,030         0,000,000

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller.


This report has been prepared for the information of the Shareholders of Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Elizabeth L. Allwood, Vice President
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862